Stock-Based Compensation Arrangements (Non-cash stock-based compensation recorded in general and administrative) (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
G & A Expenses	$ 1,347,000	$ 689,000	$ 3,605,000	$ 1,965,000
Capitalized G & A	411,000	252,000	1,267,000	768,000
Total non-cash stock-based compensation	1,758,000	941,000	3,605,000	2,733,000
Total non-cash stock-based compensation			4,872,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 10,300,000		$ 10,300,000